Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Feb. 23, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Cash	109,240	551,258		$ 0
Class A ordinary shares subject to redemption	$ 345,151,304	$ 345,031,308		0
IPO and Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	20,400,000	20,400,000
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	11,500,000	11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	8,900,000	8,900,000
Common Class B [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock subject to forfeiture shares			1,125,000
Common Class A [Member]
Significant Accounting Policies (Details) [Line Items]
Class A ordinary shares subject to redemption				$ 0